General Information - Additional Information (Detail) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 13, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of general information [line items]
Cash and cash equivalents				€ 149,678	€ 56,917	€ 32,851	€ 1,568
Investments				41,103
Proceeds from issuance			$ 80.0	€ 74,738	€ 50,547	€ 46,478
Potential ordinary share transactions [member]
Disclosure of general information [line items]
Proceeds from issuance | $	$ 55.8	$ 55.8